UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

             Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2017 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 91.6%

County/City/Special District/School District — 22.1%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 08/01/30	$8,425	$9,041,710
City & County of San Francisco Redevelopment Agency, Refunding, Mission Bay North Redevelopment Project, Series A, 5.00%, 08/01/41	1,185	1,359,219
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	578,685
6.50%, 5/01/36	1,210	1,415,833
6.50%, 5/01/42	2,225	2,603,495
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 02/01/19(a)	2,000	2,122,580
County of Orange California Water District, COP, Refunding, 5.25%, 08/15/19(a)	2,000	2,149,320
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	8,990	10,664,567
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A(a):
5.50%, 3/01/21	5,270	6,005,745
6.00%, 3/01/21	2,880	3,328,934
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 05/15/18(a)	20,000	20,463,000
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 08/01/33	2,500	2,666,850
Foothill-De Anza Community College District, GO, Refunding, 4.00%, 08/01/40	3,285	3,494,320
Los Angeles Unified School District, GO, Election of 2008, Series A, 4.00%, 07/01/40	8,000	8,459,520

Municipal Bonds	Par (000)	Value
County/City/Special District/School District (continued)
Modesto Irrigation District, COP, Capital Improvments, Series A, 5.75%, 10/01/29	$3,035	$3,226,205
Oak Grove School District, GO, Election of 2008, Series A, 5.50%, 08/01/33	1,315	1,412,455
Pico Rivera Public Financing Authority, RB, 5.75%, 09/01/19(a)	2,000	2,166,900
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/32	3,375	3,893,569
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,060	3,530,873
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 08/01/19(a)	4,000	4,340,360
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 08/01/21(a)	3,445	3,953,310
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,968,557
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 8/01/32	4,960	5,670,272
Election of 2012, 5.50%, 8/01/39	2,500	2,972,750

		107,489,029
Education — 5.9%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,416,743
California Municipal Finance Authority, RB, Emerson College, 5.75%, 01/01/22(a)	2,500	2,949,450

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Education (continued)
California Municipal Finance Authority, Refunding RB, Emerson College, Series B:
5.00%, 1/01/34	$695	$810,002
5.00%, 1/01/36	750	864,007
5.00%, 1/01/37	630	722,402
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/33	5,640	6,751,531
5.00%, 11/01/45	2,000	2,315,940
University of California, RB:
Limited Project, Series M, 5.00%, 5/15/42	1,000	1,176,580
University of California, Refunding RB, Series AR, 5.00%, 05/15/41	5,000	5,834,150

		28,840,805
Health — 9.1%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/39	4,975	5,402,253
Adventist Health System West, Series A, 5.75%, 9/01/19(a)	6,710	7,276,324
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	9,490,165
Sutter Health, Series B, 6.00%, 8/15/42	6,015	6,764,770
California Health Facilities Financing Authority, Refunding RB, Series A(a):
Catholic Healthcare West, 6.00%, 7/01/19	5,550	5,999,939
Dignity Health, 6.00%, 7/01/19	4,520	4,886,436

Municipal Bonds	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, Refunding RB, Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	$4,000	$4,442,800

		44,262,687
State — 8.6%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 08/15/45	2,500	2,806,650
State of California, GO, Various Purposes, 6.00%, 04/01/38	12,000	12,820,800
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/19(a)	9,000	9,678,510
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,875,685
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(a)	5,025	5,553,530
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	4,335	5,085,735

		41,820,910
Tobacco — 6.9%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	28,300	28,299,151
Tobacco Securitization Authority of Northern California, Refunding RB, Asset-Backed Bonds, Series A-1, 5.38%, 06/01/38	2,000	1,999,940
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A-1: 5.13%, 6/01/46	885	886,504
Tobacco Settlement, Asset-Backed, 5.00%, 6/01/37	2,500	2,507,900

		33,693,495
Transportation — 19.0%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 05/01/39	6,750	7,245,045

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Transportation (continued)
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/46	$3,375	$3,853,507
City of Long Beach California Harbor Revenue, ARB, Green Bonds, Series B, AMT, 5.00%, 05/15/43	1,695	1,950,030
City of Los Angeles California Department of Airports, ARB, AMT:
Sub-Series A, 5.00%, 5/15/42	3,325	3,846,061
Los Angeles International Airport, Sub-Series A, 5.00%, 5/15/42(c)	8,980	10,258,213
Los Angeles International Airport, Sub-Series B, 5.00%, 5/15/34	3,425	3,968,205
Sub-Series A, 5.00%, 5/15/47	3,000	3,454,050
Subordinate, Los Angeles International Airport, Series B, 5.00%, 5/15/41	4,000	4,575,800
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	6,650	7,042,882
5.00%, 5/15/40	4,760	5,173,025
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/36	2,800	3,247,748
Series A, 5.00%, 3/01/37	1,500	1,735,905
Series A, 5.00%, 3/01/41	3,850	4,418,414
Series A-1, 5.75%, 3/01/34	3,875	4,375,611
Series A-1, 6.25%, 3/01/34	2,650	3,063,003
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 07/01/41	12,500	14,435,750
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,095,910
Senior Series B, 5.75%, 7/01/39	1,850	1,909,348

Municipal Bonds	Par (000)	Value
Transportation (continued)
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	$4,135	$4,620,490

		92,268,997
Utilities — 20.0%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	8,653,326
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 01/01/34	6,555	7,010,835
City of Los Angeles California Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	9,000	9,253,530
Water System, Series A, 5.38%, 7/01/38	4,000	4,198,120
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	4,000	4,512,040
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 06/01/19(a)	2,000	2,123,160
City of Petaluma California Wastewater, Refunding RB, 6.00%, 05/01/21(a)	5,625	6,540,694
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	5,000	5,680,650
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 09/01/31	4,320	4,946,832
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 08/01/41	2,425	2,785,355
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 06/01/20(a)	3,000	3,297,660
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/45	6,000	7,085,760

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utilities (continued)
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	$10,000	$11,754,100
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 7/01/37	5,540	6,558,252
5.00%, 7/01/41	2,000	2,348,100
5.25%, 7/01/44	3,000	3,582,300
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 07/01/38	6,000	7,004,820

		97,335,534

Total Municipal Bonds in California		445,711,457

Multi-State — 0.4%
Centerline Equity Issuer Trust(b)(d):
Series A-4-2, 6.00%, 5/05/19	1,000	1,064,850
Series B-3-2, 6.30%, 5/05/19	1,000	1,069,270

Total Municipal Bonds in Multi-State		2,134,120

Puerto Rico — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	2,910	2,855,932
5.63%, 5/15/43	2,765	2,709,037

Total Municipal Bonds in Puerto Rico		5,564,969

Total Municipal Bonds — 93.2%		453,410,546

Municipal Bonds Transferred to Tender Option Bond Trusts
California — 75.1%
County/City/Special District/School District(c) — 26.4%
Grossmont Union High School District, GO, Election 2004, 5.00%, 08/01/18(a)	13,095	13,480,332
Los Angeles Community College District California, GO, Election of 2008(a):
Series C, 5.25%, 8/01/20(e)	12,902	14,313,537
Refunding Series A, 6.00%, 8/01/19	20,131	21,844,166

Municipal Bonds Transferred to Tender Option Bond Trusts	Par (000)	Value
County/City/Special District/School District(c) (continued)
Los Angeles Unified School District California, GO, Series I, 5.00%, 01/01/34	$5,000	$5,307,175
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,474,285
San Diego Community College District California, GO, Election of 2002, 5.25%, 08/01/19(a)	10,484	11,233,396
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/48	5,740	6,671,315
San Joaquin Delta Community College District, GO, Election of 2004, Series C, 5.00%, 08/01/39	14,505	16,825,724
San Jose Unified School District, GO:
Election of 2004, Series D, 5.00%, 8/01/18(a)	14,625	15,055,484
Series C, 4.00%, 8/01/39	6,100	6,359,860

		128,565,274
Education(c) — 14.5%
University of California, RB:
Series AM, 5.25%, 5/15/44	5,000	5,891,775
Series O, 5.75%, 5/15/19(a)	12,303	13,164,924
University of California, Refunding, GRB, Series AI, 5.00%, 05/15/38	14,225	16,379,278
University of California, Refunding RB:
Limited Project, Series I, 5.00%, 5/15/40	14,065	16,354,820
Series AR, 5.00%, 5/15/38	4,250	4,987,205
Systemwide, Series A, 5.00%, 11/01/43	11,791	13,650,692

		70,428,694
Health(c) — 11.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/41	11,620	13,339,992
5.00%, 8/15/52	9,695	10,890,428
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	18,960	21,325,734

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts	Par (000)	Value
Health(c) (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	$10,290	$11,789,150

		57,345,304
State(c) — 2.4%
State of California, GO, Refunding, 5.00%, 09/01/35	10,115	11,940,309
Transportation — 7.6%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, AMT:
Series D, 5.00%, 5/15/41(c)	18,632	21,093,072
Sub-Series A, 5.00%, 5/15/42	13,730	15,684,299

		36,777,371
Utilities(c) — 12.4%
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.00%, 07/01/46	$6,412	7,416,158
County of Orange California Water District, COP, Refunding, 5.00%, 08/15/19(a)	10,480	11,208,150
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM)(a):
5.00%, 5/01/18	8,370	8,535,517
5.00%, 5/01/18	1,670	1,703,024

Municipal Bonds Transferred to Tender Option Bond Trusts	Par (000)	Value
Utilities(c) (continued)
Eastern Municipal Water District, COP, Series H, 5.00%, 07/01/18(a)	$18,002	$18,457,729
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 05/15/19(a)	12,460	13,252,145

		60,572,723

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 75.1%		365,629,675

Total Long-Term Investments (Cost — $778,248,510) — 168.3%		819,040,221

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(f)(g)	1,490,776	1,491,223

Total Short-Term Securities (Cost — $1,491,223) — 0.3%		1,491,223

Total Investments (Cost — $779,739,733) — 168.6%		820,531,444
Other Assets Less Liabilities — 1.8%		8,625,262
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.2)%		(171,313,965)
VMTP Shares at Liquidation Value — (35.2)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$486,542,741

Notes	to Schedule of Investments
(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires on August 1, 2018, is $6,798,086.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	252,116	1,238,660	1,490,776	$1,491,223	$2,731	$17	$(25)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation
Short Contracts
5-Year U.S. Treasury Note	(50)	December 2017	$5,859	$64,966
10-Year U.S. Treasury Note	(74)	December 2017	9,245	156,767
Long U.S. Treasury Bond	(59)	December 2017	8,996	202,725
Ultra Long U.S. Treasury Bond	(18)	December 2017	2,966	73,198

Total				$497,656

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2017 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments(a)	$—	$819,040,221	$—	$819,040,221
Short-Term Securities:	1,491,223	—	—	1,491,223

Total	$1,491,223	$819,040,221	$—	$820,531,444

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$497,656	$—	$—	$497,656

(a)	See above Schedule of Investments for values in each sector.

(b)	Derivative financial instruments are futures which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(170,958,028)	$—	$(170,958,028)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)
Total	$—	$(342,258,028)	$—	$(342,258,028)

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: December 21, 2017